Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Summary of other related party transactions

For the period ended
March 31,
2021
$’m
Net cash received from Ardagh Group	206
Tax offset in invested capital	(34)
Other changes in intercompany balances	4
176

Schedule of wholly owned operating subsidiaries

Country of
Company	incorporation
Ardagh Metal Packaging Manufacturing Austria GmbH	Austria
Ardagh Metal Packaging Trading Austria GmbH	Austria
Ardagh Metal Packaging Brasil Ltda	Brazil
Ardagh Indústria de Embalagens Metálicas do Brasil Ltda.	Brazil
Hart Print Inc.	Canada
Ardagh Metal Packaging Trading France SAS	France
Ardagh Metal Packaging France SAS	France
Ardagh Metal Packaging Germany GmbH	Germany
Ardagh Metal Packaging Trading Germany GmbH	Germany
NOMOQ GmbH	Germany
Ardagh Metal Packaging Trading Netherlands B.V.	Netherlands
Ardagh Metal Packaging Netherlands B.V.	Netherlands
Ardagh Metal Packaging Trading Poland Sp. z o.o	Poland
Ardagh Metal Packaging Poland Sp. z o.o	Poland
Ardagh Metal Packaging Trading Spain SL	Spain
Ardagh Metal Packaging Spain SL	Spain
Ardagh Metal Packaging Europe GmbH	Switzerland
Ardagh Metal Packaging Trading UK Limited	United Kingdom
Ardagh Metal Packaging UK Limited	United Kingdom
NOMOQ Limited	United Kingdom
Ardagh Metal Packaging USA Corp.	United States
Hart Print USA Inc.	United States